Equity (Details) - Schedule of breakdown of the company’s share capital - shares	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of breakdown of the company’s share capital [Line Items]
Share capital issued and paid	16,617,397	54,396,834
Share capital authorized	110,714,286	700,000,000
Ordinary Shares [Member]
Equity (Details) - Schedule of breakdown of the company’s share capital [Line Items]
Share capital issued and paid	16,617,397	54,396,834
Share capital authorized	110,714,286	690,000,000
Ordinary “A” Shares [Member]
Equity (Details) - Schedule of breakdown of the company’s share capital [Line Items]
Share capital issued and paid
Share capital authorized		10,000,000